BLACKROCK FUNDS III

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

(the “Funds”)

Supplement dated February 24, 2023 to the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2022, as supplemented to date

Effective on February 8, 2023, the following changes are made to the Funds’ SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Chris Chung, CFA, Lisa O’Connor, CFA, Greg Savage, CFA, and Paul Whitehead, the portfolio managers, are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about the funds and accounts other than the Funds, as applicable, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2021.

BlackRock LifePath® Index Retirement Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $53.16 Billion	8 $706.9 Million	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA	22 $55.33 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	293 $2.03 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

BlackRock LifePath® Index 2025 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $55.21 Billion	8 $706.9 Million	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA	22 $57.38 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	293 $2.03 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

BlackRock LifePath® Index 2030 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $50.81 Billion	8 $706.9 Million	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA	22 $52.98 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	293 $2.03 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

BlackRock LifePath® Index 2035 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $54.90 Billion	8 $706.9 Million	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA	22 $57.07 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	293 $2.03 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

BlackRock LifePath® Index 2040 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $52.44 Billion	8 $706.9 Million	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA	22 $54.61 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	293 $2.03 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

BlackRock LifePath® Index 2045 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $56.41 Billion	8 $706.9 Million	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA	22 $58.58 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	293 $2.03 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

BlackRock LifePath® Index 2050 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $56.32 Billion	8 $706.9 Million	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA	22 $58.49 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	293 $2.03 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

BlackRock LifePath® Index 2055 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $58.84 Billion	8 $706.9 Million	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA	22 $61.01 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	293 $2.03 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

BlackRock LifePath® Index 2060 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $60.82 Billion	8 $706.9 Million	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA	22 $62.99 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	293 $2.04 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

BlackRock LifePath® Index 2065 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $62.03 Billion	8 $706.9 Million	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA	22 $64.20 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	293 $2.04 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

The sub-section entitled “Discretionary Incentive Compensation — Mr. Savage and Ms. Whitelaw” is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation — Mr. Savage and Mr. Whitehead. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to pre-determined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Mr. Savage and Mr. Whitehead is not measured against a specific benchmark.

The sub-section entitled “Portfolio Manager Beneficial Ownership” is deleted in its entirety and replaced with the following:

As of December 31, 2021, Ms. O’Connor and Messrs. Chung and Savage owned no interests in any of the Funds. As of December 31, 2022, Mr. Whitehead owned no interests in any of the Funds.

Shareholders should retain this Supplement for future reference.

SAI-LPI-0223SUP